Organization (Details) (USD $)									9 Months Ended		9 Months Ended
	Oct. 24, 2012	Sep. 30, 2012	Apr. 20, 2012	Dec. 31, 2011	Oct. 05, 2012 Common stock	Sep. 30, 2012 Common stock	Apr. 20, 2012 Common stock	Sep. 30, 2012 American Realty Capital Global Special Limited Partner, LLC [Member]	Sep. 30, 2012 Minimum [Member]	Apr. 20, 2012 Minimum [Member] Common stock	Sep. 30, 2012 Unaffiliated Third Party Property Management Services [Member] Europe [Member] Maximum [Member]
Operations [Line Items]
Common Stock, Shares Authorized		300,000,000	150,000,000	300,000,000
Common stock, par value, in dollars per share		$ 0.01	$ 0.01	$ 0.01
Share Price	$ 9.00				$ 10.00	$ 10.00	$ 10.00
Shares available for issuance under a distribution reinvestment plan, shares							25,000,000
Payments to Acquire Real Estate									$ 1,200,000,000
Share Price, Dividend Reinvestment Plan										$ 9.50
Share Price, Dividend Reinvestment Plan, Percentage of Estimated Value of Common Stock										95.00%
Limited Partners' Contributed Capital								$ 200
Units of limited partner interest in OP held by The Advisor		22
Property Management Fee, Percent Fee											50.00%